Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2019
Zhongchao Group Inc. ("Zhongchao BVI") [Member]
Name	Zhongchao Group Inc. (“Zhongchao BVI”)
Background	● A BVI company ● Incorporated on April 23, 2019 ● A holding company
Ownership	100% owned by Zhongchao Cayman
Zhongchao Group Limited ("Zhongchao HK") [Member]
Name	Zhongchao Group Limited ("Zhongchao HK")
Background	● A Hong Kong company ● Incorporated on May 14, 2019 ● A holding company
Ownership	100% owned by Zhongchao BVI
Beijing Zhongchao Zhongxing Technology Limited ("Zhongchao WFOE") [Member]
Name	Beijing Zhongchao Zhongxing Technology Limited ("Zhongchao WFOE")
Background	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 29, 2019 ● Registered capital of $10 million ● A holding company
Ownership	100% owned by Zhongchao HK
Zhongchao Medical Technology (Shanghai) Co., Ltd. ("Zhongchao Shanghai") [Member]
Name	Zhongchao Medical Technology (Shanghai) Co., Ltd. (“Zhongchao Shanghai”)
Background	● A PRC limited liability company ● Incorporated on August 17, 2012 ● Registered capital of $3,265,581 (RMB 21,600,135) with registered capital fully paid-up ● Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting
Ownership	VIE of Zhongchao WFOE
Shanghai Maidemu Cultural Communication Corp. ("Shanghai Maidemu") [Member]
Name	Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”)
Background	● A PRC limited liability company ● Incorporated on March 12, 2015 ● Registered capital of $1,597,087 (RMB 10 million) with registered capital fully paid-up ● Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).
Ownership	100% owned by Zhongchao Shanghai
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) [Member]
Name	Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”)
Background	● A PRC limited liability company ● Incorporated on May 27, 2017 ● Registered capital of $1,021,525 (RMB 7 million) with registered capital fully paid-up ● Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Ownership	100% owned by Zhongchao Shanghai
Horgos Zhongchao Medical Technology Co., Ltd. (“Horgos Zhongchao”). [Member]
Name	Horgos Zhongchao Medical Technology Co., Ltd. (“Horgos Zhongchao”).
Background	● A PRC limited liability company ● Incorporated on September 12, 2017 ● Registered capital of $153,060 (RMB 1 million) with registered capital of $153,060 to be funded ● Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology.
Ownership	100% owned by Zhongchao Shanghai
Horgos Zhongchao Zhongxing Medical Technology Co., Ltd. ("Horgos Zhongchao Zhongxing" [Member]
Name	Horgos Zhongchao Zhongxing Medical Technology Co., Ltd. ("Horgos Zhongchao Zhongxing"
Background	● A PRC limited liability company ● Incorporated on July 29, 2019 ● Registered capital of $145,081 (RMB 1 million) with registered capital of $145,081 to be funded ● Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology.
Ownership	100% owned by Zhongchao Shanghai
Shanghai Jingyi Medical Technology Co., Ltd., ("Shanghai Jingyi") [Member]
Name	Shanghai Jingyi Medical Technology Co., Ltd., (“Shanghai Jingyi”)
Background	● A PRC limited liability company ● Incorporated on October 10, 2018 ● Registered capital of $144,459 (RMB 1 million) with registered capital of $107,622 to be funded ● Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Ownership	51% owned by Zhongchao Shanghai
Shanghai Huijing Information Technology Co., Ltd., ("Shanghai Huijing") [Member]
Name	Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”)
Background	● A PRC limited liability company ● Incorporated on September 28, 2016 ● Registered capital of $149,948 (RMB 1 million) with registered capital of $74,974 to be funded ● Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.
Ownership	100% owned by Shanghai Maidemu